Ordinary shares and Series A-1 Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands	Dec. 08, 2022 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Sep. 29, 2022	Nov. 01, 2019 USD ($) $ / shares shares	Nov. 01, 2019 CNY (¥) shares	Oct. 25, 2013 shares	Dec. 31, 2022 $ / shares shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2018 shares	Jan. 01, 2013 $ / shares shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized								50,000,000,000		2,275,948,587	2,000,000,000
Ordinary shares, par value | $ / shares								$ 0.0000001			$ 0.0000001
Ordinary shares, shares issued											975,308,700
Authorized share capital | $								$ 5,000,000
Net proceeds	$ 450,000	¥ 3,136
Series A-1 Convertible Preferred Shares
Ordinary shares and Series A 1 Convertible Preferred
Issuance of ordinary shares (in shares)						111,110,000
Shares issued for each shares converted						1
Class A & Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized				5,000,000,000
Authorized share capital | $				$ 500
Class A Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized				3,380,061,942				30,000,000,000
Ordinary shares, par value | $ / shares				$ 0.0000001			$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued							1,850,866,648		1,426,450,073
Issuance of ordinary shares (in shares)	375,000,000	375,000,000		150,000,000	150,000,000
Number of shares re-designated				325,773,972	325,773,972
Re-designation ratio				1	1
Number of shares issued upon conversion of outstanding preferred shares				715,043,731	715,043,731
Exercise of share options under share-based compensation				12,504,475	12,504,475
Price per share | $ / shares	$ 0.0017			$ 0.52
Net proceeds				$ 71,596,000	¥ 498,436
Voting rights				one	one
Conversion of shares				1	1
Class B Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized				619,938,058				10,000,000,000
Ordinary shares, par value | $ / shares							$ 0.0000001
Ordinary shares, shares issued							619,938,058		619,938,058
Number of shares re-designated				619,938,058	619,938,058
Re-designation ratio				1	1
Voting rights				ten	ten
Class C Ordinary shares
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, par value | $ / shares							$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued							75,000		0
Issuance of ordinary shares (in shares)	75,000	75,000
Price per share | $ / shares	$ 0.0036
Voting rights			10,000
Shares not designated yet
Ordinary shares and Series A 1 Convertible Preferred
Ordinary shares, shares authorized				1,000,000,000				10,000,000,000